Interest Expense, Net - Summary of Interest Expense Net (Paranthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Interest Income Expense Net [Abstract]
Amortization of debt financing costs	₨ 709	$ 9.4	₨ 267	₨ 748
Written off debt financing cost	₨ 271	$ 3.6		₨ 522